united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 7/31

Date of reporting period: 1/31/21

Item 1. Reports to Stockholders.

Hanlon Managed Income Fund

Class A	HANAX
Class C	HANCX
Class I	HANIX
Class R	HANRX

Hanlon Tactical Dividend and Momentum Fund

Class A	HTDAX
Class C	HTDCX
Class I	HTDIX
Class R	HTDRX

Semi-Annual Report

January 31, 2021

www.HanlonFunds.com

1-844-828-3212

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by a prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the Funds’ prospectus carefully before investing in the Funds.

Dear Fellow Shareholders,

Sean Hanlon, CFP®
Chairman, CEO and Co-Chief Investment Officer

The Hanlon Managed Income Fund’s (“the Fund”) investment strategy attempts to achieve our core tactical mission of providing current income, capital preservation, and positive risk-adjusted returns; although there is no guarantee that we will meet these objectives. The Fund is designed to adjust to changes in market conditions, shifting to cash when we identify signs of potential market downturns. Shareholders can use the Managed Income Fund to attempt to generate, although there is no guarantee, potentially higher returns than the traditional “40” portion of aggregate bond exposure of the classic “60/40” balanced portfolio.

Thank you,

Commentary

Note: The following commentary pertains to the Fund’s semiannual reporting period from August 1, 2020 to January 31, 2021.

Roughly one year into the COVID-19 pandemic, the fate of the global economy remained heavily dependent on central bank stimulus measures, which were aggressively implemented during the early stages of the outbreak. In the United States, the Federal Reserve (“the Fed”) was able to keep benchmark rates in positive territory, keeping the federal funds rate at 0-25 bps for the duration of the semiannual period (8/1/2020-1/31/2021). Yields steepened a bit on the long end of the curve, with the 10-Year US Treasury Note yields rising steadily after the initial Fed cut brought them down to around 0.5% but have only recently eclipsed 1%. These rates presented a challenge for fixed income investors, offering meager compensation, while the shorter-term Treasuries remained even more suppressed by the Fed’s interest rate policy.

The Fed also extended a lifeline to the most fragile segment of the fixed income market, high yield debt, by opening its balance sheet to purchase sub-investment grade corporate bonds for the first time in history. While the central bank ended up holding very little high yield debt, the symbolic act imbued markets with a tremendous confidence boost and brought borrowing rates to favorable levels at a time when many companies desperately needed a lifeline. The result was lower than anticipated defaults, and record bond issuance and refinancing activity. Lower-rated credit outperformed expectations; although for borrowers already in danger pre-COVID, the Fed has likely just kicked the can further down the road.

Presently, the corporate bond investors are hesitantly looking ahead with optimism, hoping that the Fed-induced lifeline and commitment to low rates for the next several years will keep the default rate from surging. Positive news on vaccines, and gradual reopening of the economy once the winter surge subsides are also supportive of corporate bonds in the near term. High yield bonds are also the beneficiaries of yield scarcity, as fixed income investors have been forced to take on risk to meet their return needs.

Outside of high yield bonds, other fixed income alternatives proved attractive for yield-starved investors. Convertible bonds performed strongly in the second half of 2020, offering investors the ability to participate in the stimulus-driven equity market surge. During the semiannual period (8/1/2020-1/31/2021), the 32.7% return on convertible bonds, as measured by the SPDR Bloomberg Barclays Convertible Bond ETF (CWB), was more than double that of the S&P 500 Index. Investors will likely continue to expand their bullpen of fixed income asset classes and fixed income-like alternatives, keeping a flexible approach to asset allocation in the low-rate environment.

Performance Update

The Hanlon Managed Income Fund (“the Fund”) invests in a variety of fixed income asset classes, including High Yield and Investment Grade Corporate Bonds, Bank Loans, International Developed Market Bonds, Emerging Market Bonds, Convertible Bonds, Municipal Bonds, REITs, and Preferred Stocks. In addition, the Fund can also invest in equities, primarily utilizing ETFs focused on high-dividend-paying stocks.

The Fund began the semiannual period (8/1/2020-1/31/2021) nearly fully invested, with approximately 3% cash. Roughly 60% of the Fund was allocated to high yield bond ETFs. The Fund also held exposure, via ETFs, to Emerging Market bonds, long-term investment grade corporate bonds, and convertible bonds. Emerging Market bonds were swapped for intermediate-term investment grade corporate bonds in late August. Cash positions were increased in mid-September by selling the high yield positions, in accordance with the Fund’s tactical signals. In late September the long-term corporate bonds were sold, and the Fund purchased a position in preferred stock. At the end of October, the Fund experienced a “whipsaw” trade, in which sell and buy signals occurred within roughly a week’s time. The Fund bought positions back in early November and has remained fully invested since.

The Fund’s performance was negatively impacted by the October-November whipsaw trade, which coincided with the beginning of a technical breakout in high yield bond prices. The biggest positive contributor to performance was the Fund’s investment in convertible bonds, which as previously noted, where extremely strong performers during the semiannual period.

During the semiannual period (8/1/2020-1/31/2021), the Fund’s Class I shares returned 2.95%. The Fund is benchmarked against 3-month Treasury Bills, which returned 0.05% during the same period. As of January 31, 2021, the Fund had the following weightings:

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

1045-NLD-2/11/2021

Dear Fellow Shareholders,

Sean Hanlon, CFP®
Chairman, CEO and Co-Chief Investment Officer

We launched the Hanlon Tactical Dividend and Momentum Fund (“TDM”, “the Fund”) with the goal of protecting our shareholders from large market drawdowns and providing positive, risk-adjusted returns; although there is no guarantee that we will meet these objectives. The Fund invests in the 11 major equity economic sectors, weighted up to their respective S&P 500 market capitalizations. This approach attempts to closely track the broader equity market during times when the market is steadily advancing. When a given sector displays relative weakness, we will attempt to reduce or eliminate exposure, while remaining in the other sectors. In extreme times, we may exit the markets completely and ride out the volatility in cash or short-term fixed income positions.

Thank you,

Commentary

Note: The following commentary pertains to the Fund’s semiannual reporting period from August 1, 2020 to January 31, 2021.

US equity markets began the semiannual period in a solid uptrend, bolstered by aggressive stimulus measures from the US government and Federal Reserve. Despite lingering shutdowns and travel restrictions, many US companies were able to weather the decline in business by tapping debt markets at low rates, facilitated by the Fed’s accommodative measures. COVID-19 infections leveled off in the Fall but predictably have surged with the onset of colder weather. A lack of urgency from lawmakers, who were preoccupied with Presidential election and ensuing drama, has resulted in limited direct aid, although enhanced unemployment benefits have somewhat softened the impact on the 6.7% of Americans that were unemployed as of January 2021. Fortunately, several viable vaccine treatments have emerged, and the focus has now shifted towards achieving a critical mass of vaccinated citizens.

The divergence between the stock market and the broader economy has been well-documented. US markets have continued to surge in the COVID-restricted environment, with all three major indices (S&P 500, Dow Jones Industrial Average, and Nasdaq Composite) hitting all-time highs in recent months. After driving tech up sharply, some investors have begun to rotate into pockets of value, targeting economic sectors with seemingly attractive price-to-earnings multiples, assuming earnings recover to pre-COVID levels, eventually. Presently, the challenge investors are facing is that future earnings are uncertain, causing many firms to withhold guidance on their earnings calls. Despite this uncertainty, the Fed has played the role of the rising tide lifting boats across all sectors, by suppressing interest rates to levels that force investors out of bonds and into stocks, and therefore boosting equity markets to their present levels.

For the semiannual period (8/1/20-1/31/21), the Financial sector emerged as the strongest performer with a gain of nearly 22% (measured by the SPDR Financial Sector ETF, XLF), surprising given that low interest rates are typically detrimental to banks’ net interest margins and overall profitability. Industrials were close behind, riding a surge in manufacturing activity driven by pent-up demand after months of shutdowns. The worst-performing sector was Real Estate, unsurprising given the challenges currently facing Real Estate Investment Trusts, which are struggling with low interest rates and increasing vacancies.

Performance Update

The Hanlon Tactical Dividend and Momentum Fund (“TDM”, the “Fund”) began the semiannual period (8/1/2020-1/31/2021) approximately 64% invested, holding market-cap weighted positions in the Consumer Discretionary, Consumer Staples, Health Care, Financials, Technology, and Communications Services sectors. Other sector signals remained on a sell until the first week of

November, when the Fund bought positions in all remaining sectors aside from Energy. Energy went on a buy November 13th to bring the Fund back to fully-invested level.

For the semiannual period, the Fund returned 11.06%, trailing the S&P 500 Index, which returned 14.47%. As of January 31, 2021, the Fund had the below weightings:

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

1044-NLD-2/11/2021

Hanlon Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2021

The Fund’s performance figures* for each period ended January 31, 2021, compared to its benchmark:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Hanlon Managed Income Fund - Class A	2.82%	(2.73)%	1.38%	0.82%
Hanlon Managed Income Fund - Class A with load	(3.05)%	(8.27)%	0.19%	(0.28)%
Hanlon Managed Income Fund - Class C	2.43%	(3.34)%	0.72%	0.17%
Hanlon Managed Income Fund - Class I	2.95%	(2.47)%	1.65%	1.06%
Hanlon Managed Income Fund - Class R	2.78%	(2.82)%	1.31%	0.75%
Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index (b)	0.05%	0.42%	1.13%	1.05%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated November 30, 2020 are 2.05%, 2.80%, 1.80% and 2.20%, for Class A, Class C, Class I and Class R shares, respectively. Hanlon Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 28, 2021 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. This agreement may be terminated with respect to the Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For investments in Class A shares of $1 million or more, there is a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of January 31, 2021

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	98.4%
Collateral For Securities Loaned	8.3%
Liabilities In Excess of Other Assets	(6.7)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2021

The Fund’s performance figures* for each period ended January 31, 2021, compared to its benchmark:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Hanlon Tactical Dividend and Momentum Fund - Class A	10.91%	2.45%	4.54%	3.13%
Hanlon Tactical Dividend and Momentum Fund - Class A with load	4.56%	(3.47)%	3.30%	2.01%
Hanlon Tactical Dividend and Momentum Fund - Class C	10.52%	1.72%	3.81%	2.39%
Hanlon Tactical Dividend and Momentum Fund - Class I	11.06%	2.67%	4.78%	3.34%
Hanlon Tactical Dividend and Momentum Fund - Class R	10.80%	2.32%	4.34%	2.90%
S&P 500 Total Return Index (b)	14.47%	17.25%	16.16%	15.04%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated November 30, 2020 are 1.82%, 2.57%, 1.57% and 1.97% for Class A, Class C, Class I and Class R shares, respectively. The Advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 28, 2021 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. This agreement may be terminated with respect to the Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For investments in Class A shares of $1 million or more, there is a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of January 31, 2021

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Equity	99.2%
Collateral For Securities Loaned	1.3%
Money Market Fund	1.0%
Liabilities in Excess of Other Assets	(1.5)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Hanlon Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.4%
	DEBT FUNDS - 98.4%
154,551	iShares 0-5 Year High Yield Corporate Bond ETF	$7,011,979
151,120	iShares iBoxx High Yield Corporate Bond ETF ^	13,142,906
131,160	SPDR Bloomberg Barclays Convertible Securities ETF	11,094,824
121,054	SPDR Bloomberg Barclays High Yield Bond ETF ^	13,122,254
259,764	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	7,008,433
410,373	VanEck Vectors Fallen Angel High Yield Bond ETF ^	13,160,662
177,505	VanEck Vectors High Yield Muni ETF	11,147,314
345,806	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	11,290,566
	TOTAL EXCHANGE TRADED FUNDS (Cost - $83,579,417)	86,978,938

	SHORT-TERM INVESTMENTS - 8.3%
	COLLATERAL FOR SECURITIES LOANED - 8.3%
7,293,912	Dreyfus Government Cash Management, Investor Class 0.03% + (a)	7,293,912
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,293,912)

	TOTAL INVESTMENTS - 106.7% (Cost - $90,873,329)	$94,272,850
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7)%	(5,871,230)
	NET ASSETS - 100.0%	$88,401,620

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is on loan. The market value of loaned securities is $15,793,532.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.

(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2021. Total collateral had a value of $7,293,912 at January 31, 2021. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $19,239,977 as of January 31, 2021.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.2%
	EQUITY FUNDS - 99.2%
146,956	Communication Services Select Sector SPDR Fund	$9,828,417
64,354	Consumer Discretionary Select Sector SPDR Fund	10,425,992
87,125	Consumer Staples Select Sector SPDR Fund	5,583,841
46,184	Energy Select Sector SPDR Fund	1,815,955
299,244	Financial Select Sector SPDR Fund	8,663,114
102,604	Health Care Select Sector SPDR Fund ^	11,802,538
82,714	Industrial Select Sector SPDR Fund ^	7,011,666
30,224	Materials Select Sector SPDR Fund ^	2,135,023
61,588	Real Estate Select Sector SPDR Fund ^	2,263,975
136,018	Technology Select Sector SPDR Fund	17,536,801
41,389	Utilities Select Sector SPDR Fund	2,572,326
18,476	Vanguard Information Technology ETF ^	6,490,619
	TOTAL EXCHANGE TRADED FUNDS (Cost - $72,911,522)	86,130,267

	SHORT-TERM INVESTMENTS - 2.3%
	COLLATERAL FOR SECURITIES LOANED - 1.3%
1,148,467	Dreyfus Government Cash Management, Investor Class 0.03% + (a) (Cost - $1,148,467)	1,148,467

	MONEY MARKET FUND - 1.0%
853,570	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 0.01% + (Cost - $853,570)	853,570

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,002,037)	2,002,037

	TOTAL INVESTMENTS - 101.5% (Cost - $74,913,559)	$88,132,304
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(1,303,394)
	NET ASSETS - 100.0%	$86,828,910

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is on loan. The market value of loaned securities is $12,881,449.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.

(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2021. Total collateral had a value of $1,148,467 at January 31, 2021. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $12,281,230 as of January 31, 2021.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2021

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
ASSETS
Investment securities:
Investments at cost	$90,873,329	$74,913,559
Investments at value	$94,272,850	$88,132,304
Cash	12,686,191	—
Receivable for fund shares sold	40,527	35,165
Securities lending income receivable	2,150	—
Dividends and interest receivable	9	14
Prepaid expenses and other assets	30,441	27,151
TOTAL ASSETS	107,032,168	88,194,634

LIABILITIES
Payable for investments purchased	11,128,073	—
Securities lending collateral	7,293,912	1,148,467
Investment advisory fees payable	71,023	73,075
Payable to related parties	37,005	32,023
Payable for Fund shares repurchased	26,206	31,035
Distribution (12b-1) fees payable	9,741	17,091
Accrued expenses and other liabilities	64,588	64,033
TOTAL LIABILITIES	18,630,548	1,365,724
NET ASSETS	$88,401,620	$86,828,910

COMPOSITION OF NET ASSETS:
Paid in capital	$115,553,709	$81,870,944
Accumulated gains (losses)	(27,152,089)	4,957,966
NET ASSETS	$88,401,620	$86,828,910

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$5,777,725	$7,441,163
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	647,658	636,847
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.92	$11.68
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$9.46	$12.39

Class C Shares:
Net Assets	$1,175,786	$1,136,357
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	133,376	101,148
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.82	$11.23

Class I Shares:
Net Assets	$73,852,935	$61,109,810
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,315,595	5,289,133
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.88	$11.55

Class R Shares:
Net Assets	$7,595,174	$17,141,580
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	854,866	1,491,907
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.88	$11.49

(a)	For investments in Class A shares of $1 million or more, there is a deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase.

(b)	Class C shares sold within one year of purchases are subject to a contingent deferred sales charge of 1.00% of the original purchase price.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2021

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
INVESTMENT INCOME
Dividends	$1,421,079	$664,923
Securities lending income (net of fees)	44,950	17,183
Interest	528	121
TOTAL INVESTMENT INCOME	1,466,557	682,227

EXPENSES
Investment advisory fees	471,935	467,350
Distribution (12b-1) fees:
Class A	8,070	10,185
Class C	5,960	5,695
Class R	15,262	34,292
Third party administrative service fees	45,532	42,957
Administration fees	45,207	44,840
Transfer agent fees	35,504	22,793
Accounting services fees	23,518	23,472
Registration fees	22,739	22,739
Legal fees	15,122	15,100
Audit fees	9,339	9,339
Trustees’ fees and expenses	8,532	8,532
Compliance officer fees	8,323	8,313
Custodian fees	7,621	8,317
Printing and postage expenses	6,362	6,340
Insurance expense	5,375	5,367
Other expenses	2,521	2,521
TOTAL EXPENSES	736,922	738,152

Less: Fees waived by the Advisor	(23,807)	(10,254)
NET EXPENSES	713,115	727,898

NET INVESTMENT INCOME (LOSS)	753,442	(45,671)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	1,728,315	1,153,685
Net change in unrealized appreciation on investments	65,476	8,428,387

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,793,791	9,582,072
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,547,233	$9,536,401

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
FROM OPERATIONS
Net investment income	$753,442	$2,115,463
Net realized gain (loss) from security transactions	1,728,315	(5,478,670)
Distributions of realized gains from underlying investment companies	—	7,668
Net change in unrealized appreciation on investments	65,476	371,268
Net increase (decrease) in net assets resulting from operations	2,547,233	(2,984,271)
DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(20,125)
Class C	—	(2,468)
Class I	—	(299,673)
Class R	—	(19,521)
Distributions paid
Class A	(54,337)	(160,672)
Class C	(6,741)	(22,765)
Class I	(760,691)	(1,955,979)
Class R	(61,463)	(160,314)
Net decrease in net assets resulting from distributions to shareholders	(883,232)	(2,641,517)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	412,090	630,627
Class C	1,259	202,830
Class I	4,447,270	7,642,311
Class R	754,522	1,694,601
Net asset value of shares issued in reinvestment of distributions:
Class A	49,616	157,310
Class C	4,562	17,656
Class I	48,622	128,750
Class R	61,463	179,835
Payments for shares redeemed:
Class A	(1,965,243)	(3,449,862)
Class C	(67,298)	(668,786)
Class I	(15,794,967)	(31,013,389)
Class R	(1,332,262)	(3,621,252)
Net decrease in net assets resulting from shares of beneficial interest	(13,380,366)	(28,099,369)

TOTAL DECREASE IN NET ASSETS	(11,716,365)	(33,725,157)
NET ASSETS
Beginning of Period	100,117,985	133,843,142
End of Period	$88,401,620	$100,117,985

SHARE ACTIVITY
Class A:
Shares Sold	47,436	70,138
Shares Reinvested	5,632	17,173
Shares Redeemed	(224,307)	(379,299)
Net decrease in shares of beneficial interest outstanding	(171,239)	(291,988)
Class C:
Shares Sold	145	22,432
Shares Reinvested	523	1,938
Shares Redeemed	(7,767)	(75,409)
Net decrease in shares of beneficial interest outstanding	(7,099)	(51,039)
Class I:
Shares Sold	508,439	865,019
Shares Reinvested	5,539	14,149
Shares Redeemed	(1,811,305)	(3,495,090)
Net decrease in shares of beneficial interest outstanding	(1,297,327)	(2,615,922)
Class R:
Shares Sold	86,328	192,451
Shares Reinvested	7,000	19,695
Shares Redeemed	(152,059)	(409,452)
Net decrease in shares of beneficial interest outstanding	(58,731)	(197,306)

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(45,671)	$31,212
Net realized gain (loss) from security transactions	1,153,685	(4,085,966)
Net change in unrealized appreciation on investments	8,428,387	907,155
Net increase (decrease) in net assets resulting from operations	9,536,401	(3,147,599)
DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(6,353)
Class I	—	(50,501)
Class R	—	(12,455)
Distributions paid
Class A	—	(41,492)
Class I	—	(562,519)
Class R	—	(48,647)
Net decrease in net assets resulting from distributions to shareholders	—	(721,967)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	239,571	1,187,818
Class C	660	158,687
Class I	1,905,588	5,717,642
Class R	603,616	2,112,604
Net asset value of shares issued in reinvestment of distributions:
Class A	—	46,072
Class I	—	26,606
Class R	—	61,102
Payments for shares redeemed:
Class A	(2,316,901)	(4,193,097)
Class C	(63,610)	(543,130)
Class I	(23,493,999)	(20,127,000)
Class R	(2,141,179)	(7,561,265)
Net decrease in net assets resulting from shares of beneficial interest	(25,266,254)	(23,113,961)

TOTAL DECREASE IN NET ASSETS	(15,729,853)	(26,983,527)
NET ASSETS
Beginning of Period	102,558,763	129,542,290
End of Period	$86,828,910	$102,558,763

SHARE ACTIVITY
Class A:
Shares Sold	21,984	109,155
Shares Reinvested	—	4,056
Shares Redeemed	(207,985)	(397,360)
Net decrease in shares of beneficial interest outstanding	(186,001)	(284,149)
Class C:
Shares Sold	61	14,776
Shares Redeemed	(5,806)	(53,053)
Net decrease in shares of beneficial interest outstanding	(5,745)	(38,277)
Class I:
Shares Sold	172,161	540,022
Shares Reinvested	—	2,376
Shares Redeemed	(2,175,071)	(1,906,828)
Net decrease in shares of beneficial interest outstanding	(2,002,910)	(1,364,430)
Class R:
Shares Sold	54,042	206,300
Shares Reinvested	—	5,460
Shares Redeemed	(195,268)	(727,664)
Net decrease in shares of beneficial interest outstanding	(141,226)	(515,904)

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	January 31, 2021		July 31,	July 31,	July 31,		July 31,		July 31,
	(Unaudited)		2020	2019	2018		2,017		2016 (1)
Net asset value, beginning of period	$8.75		$9.19	$9.42	$9.81		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.06		0.15	0.31	0.32		0.35		0.22
Net realized and unrealized gain (loss) on investments	0.19		(0.41)	(0.22)	(0.40)		(0.21)		0.07
Total from investment operations	0.25		(0.26)	0.09	(0.08)		0.14		0.29
Less distributions from:
Net investment income	(0.08)		(0.16)	(0.31)	(0.31)		(0.36)		(0.14)
Net realized gains	—		—	—	—		(0.12)		—
Return of capital	—		(0.02)	(0.01)	(0.00	) (3)	(0.00	) (3)	—
Total distributions	(0.08)		(0.18)	(0.32)	(0.31)		(0.48)		(0.14)
Net asset value, end of period	$8.92		$8.75	$9.19	$9.42		$9.81		$10.15
Total return (4)	2.82	% (5)	(2.88)%	1.12%	(0.79)%		1.28%		2.97	% (5)
Net assets, at end of period (000’s)	$5,778		$7,169	$10,204	$13,072		$30,566		$56,249
Ratio of gross expenses to average net assets (6)	1.75	% (7)	1.70%	1.68%	1.67%		1.50%		1.40	% (7)
Ratio of expenses to average net assets (6)	1.70	% (7)	1.70%	1.68%	1.67%		1.50%		1.40	% (7)
Ratio of net investment income to average net assets (6,8)	1.42	% (7)	1.70%	3.35%	3.30%		3.47%		2.54	% (7)
Portfolio Turnover Rate	257	% (5)	721%	484%	157%		933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	January 31, 2021		July 31,	July 31,	July 31,		July 31,		July 31,
	(Unaudited)		2020	2019	2018		2017		2016 (1)
Net asset value, beginning of period	$8.66		$9.12	$9.36	$9.74		$10.09		$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.08	0.25	0.23		0.26		0.22
Net realized and unrealized gain (loss) on investments	0.18		(0.39)	(0.24)	(0.37)		(0.20)		0.04
Total from investment operations	0.21		(0.31)	0.01	(0.14)		0.06		0.26
Less distributions from:
Net investment income	(0.05)		(0.13)	(0.24)	(0.24)		(0.29)		(0.17)
Net realized gains	—		—	—	—		(0.12)		—
Return of capital	—		(0.02)	(0.01)	(0.00	) (3)	(0.00	) (3)	—
Total distributions	(0.05)		(0.15)	(0.25)	(0.24)		(0.41)		(0.17)
Net asset value, end of period	$8.82		$8.66	$9.12	$9.36		$9.74		$10.09
Total return (4)	2.43	% (5)	(3.50)%	0.23%	(1.40)%		0.55%		2.73	% (5)
Net assets, at end of period (000’s)	$1,176		$1,216	$1,746	$3,107		$2,907		$2,315
Ratio of gross expenses to average net assets (6)	2.50	% (7)	2.45%	2.43%	2.42%		2.25%		2.22	% (7)
Ratio of expenses to average net assets (6)	2.45	% (7)	2.45%	2.43%	2.42%		2.25%		2.22	% (7)
Ratio of net investment income to average net assets (6,8)	0.65	% (7)	0.88%	2.79%	2.38%		2.58%		2.52	% (7)
Portfolio Turnover Rate	257	% (5)	721%	484%	157%		933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	January 31, 2021		July 31,	July 31,	July 31,		July 31,		July 31,
	(Unaudited)		2020	2019	2018		2017		2016 (1)
Net asset value, beginning of period	$8.71		$9.14	$9.38	$9.76		$10.10		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.07		0.17	0.33	0.34		0.37		(0.05	) (3)
Net realized and unrealized gain (loss) on investments	0.19		(0.40)	(0.22)	(0.38)		(0.22)		0.35
Total from investment operations	0.26		(0.23)	0.11	(0.04)		0.15		0.30
Less distributions from:
Net investment income	(0.09)		(0.17)	(0.34)	(0.34)		(0.37)		(0.20)
Net realized gains	—		—	—	—		(0.12)		—
Return of capital	—		(0.03)	(0.01)	(0.00	) (4)	(0.00	) (4)	—
Total distributions	(0.09)		(0.20)	(0.35)	(0.34)		(0.49)		(0.20)
Net asset value, end of period	$8.88		$8.71	$9.14	$9.38		$9.76		$10.10
Total return (5)	2.95	% (6)	(2.62)%	1.27%	(0.43)%		1.61%		3.05	% (6)
Net assets, at end of period (000’s)	$73,853		$83,766	$111,722	$156,565		$340,624		$500,760
Ratio of gross expenses to average net assets (7)	1.50	% (8)	1.45%	1.43%	1.42%		1.25%		1.36	% (8)
Ratio of expenses to average net assets (7)	1.45	% (8)	1.45%	1.43%	1.42%		1.25%		1.36	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	1.66	% (8)	1.89%	3.64%	3.52%		3.72%		(0.48	)% (3,8)
Portfolio Turnover Rate	257	% (6)	721%	484%	157%		933%		599	% (6)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	January 31, 2021		July 31,	July 31,	July 31,		July 31,		July 31,
	(Unaudited)		2020	2019	2018		2017		2016 (1)
Net asset value, beginning of period	$8.72		$9.16	$9.40	$9.78		$10.12		$10.00
Activity from investment operations:
Net investment income (2)	0.06		0.13	0.29	0.29		0.33		0.25
Net realized and unrealized gain (loss) on investments	0.17		(0.40)	(0.22)	(0.37)		(0.21)		0.06
Total from investment operations	0.23		(0.27)	0.07	(0.08)		0.12		0.31
Less distributions from:
Net investment income	(0.07)		(0.15)	(0.30)	(0.30)		(0.34)		(0.19)
Net realized gains	—		—	—	—		(0.12)		—
Return of capital	—		(0.02)	(0.01)	(0.00	) (3)	(0.00	) (3)	—
Total distributions	(0.07)		(0.17)	(0.31)	(0.30)		(0.46)		(0.19)
Net asset value, end of period	$8.88		$8.72	$9.16	$9.40		$9.78		$10.12
Total return (4)	2.78	% (5)	(2.97)%	0.86%	(0.82)%		1.13%		3.20	% (5)
Net assets, at end of period (000’s)	$7,595		$7,967	$10,171	$12,379		$17,829		$30,376
Ratio of gross expenses to average net assets (6)	1.90	% (7)	1.85%	1.83%	1.82%		1.65%		1.67	% (7)
Ratio of expenses to average net assets (6)	1.85	% (7)	1.85%	1.83%	1.82%		1.65%		1.67	% (7)
Ratio of net investment income to average net assets (6,8)	1.27	% (7)	1.44%	3.23%	3.03%		3.36%		2.86	% (7)
Portfolio Turnover Rate	257	% (5)	721%	484%	157%		933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	January 31, 2021		July 31,		July 31,		July 31,		July 31,	July 31,
	(Unaudited)		2020		2019		2018		2017	2016 (1)
Net asset value, beginning of period	$10.54		$10.87		$11.15		$9.87		$9.58	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.01) (3)		0.02		0.01		0.05	0.06
Net realized and unrealized gain (loss) on investments	1.16		(0.27)		(0.30)		1.30		0.24	(0.45)
Total from investment operations	1.14		(0.28)		(0.28)		1.31		0.29	(0.39)
Less distributions from:
Net investment income	—		(0.04)		(0.00	) (4)	(0.03)		—	(0.03)
Return of capital	—		(0.01)		(0.00	) (4)	(0.00	) (4)	—	—
Total distributions	—		(0.05)		(0.00	) (4)	(0.03)		—	(0.03)
Net asset value, end of period	$11.68		$10.54		$10.87		$11.15		$9.87	$9.58
Total return (5)	10.91	% (6)	(2.63)%		(2.48)%		13.28%		3.03%	(3.92	)% (6)
Net assets, at end of period (000’s)	$7,441		$8,669		$12,038		$13,867		$20,812	$53,517
Ratio of gross expenses to average net assets (7,8)	1.72	% (8)	1.66%		1.64%		1.62%		1.53%	1.40	% (8)
Ratio of expenses to average net assets (7)	1.70	% (8)	1.66%		1.64%		1.62%		1.53%	1.40	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	(0.28	)% (8)	(0.11	)% (3)	0.14%		0.13%		0.57%	0.75	% (8)
Portfolio Turnover Rate	60	% (6)	293%		226%		48%		384%	579	% (6)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Period Ended
	January 31, 2021		July 31,		July 31,	July 31,		July 31,		July 31,
	(Unaudited)		2020		2019	2018		2017		2016 (1)
Net asset value, beginning of period	$10.17		$10.53		$10.87	$9.68		$9.53		$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)		(0.09	) (3)	(0.07)	(0.06	) (3)	(0.03	) (3)	(0.00	) (3,4)
Net realized and unrealized gain (loss) on investments	1.11		(0.27)		(0.27)	1.25		0.24		(0.44)
Total from investment operations	1.06		(0.36)		(0.34)	1.19		0.21		(0.44)
Less distributions from:
Net investment income	—		—		—	—		(0.06)		(0.03)
Total distributions	—		—		—	—		(0.06)		(0.03)
Net asset value, end of period	$11.23		$10.17		$10.53	$10.87		$9.68		$9.53
Total return (5)	10.52	% (6)	(3.42)%		(3.13)%	12.29%		2.28%		(4.38	)% (6)
Net assets, at end of period (000’s)	$1,136		$1,087		$1,529	$2,140		$2,997		$2,778
Ratio of gross expenses to average net assets (7,8)	2.47	% (8)	2.41%		2.39%	2.37%		2.28%		2.23	% (8)
Ratio of expenses to average net assets (7)	2.45	% (8)	2.41%		2.39%	2.37%		2.28%		2.23	% (8)
Ratio of net investment loss to average net assets (7,9)	(0.99	)% (8)	(0.88	)% (3)	(0.64)%	(0.61	)% (3)	(0.31	)% (3)	(0.08	)% (3,8)
Portfolio Turnover Rate	60	% (6)	293%		226%	48%		384%		579	% (6)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	January 31, 2021		July 31,	July 31,		July 31,		July 31,	July 31,
	(Unaudited)		2020	2019		2018		2017	2016 (1)
Net asset value, beginning of period	$10.40		$10.74	$11.02		$9.77		$9.58	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.00	(3,4)	0.01	0.04		0.04		0.07	(0.02	) (3)
Net realized and unrealized gain (loss) on investments	1.15		(0.27)	(0.28)		1.28		0.24	(0.37)
Total from investment operations	1.15		(0.26)	(0.24)		1.32		0.31	(0.39)
Less distributions from:
Net investment income	—		(0.07)	(0.04)		(0.07)		(0.12)	(0.03)
Return of capital	—		(0.01)	(0.00	) (4)	(0.00	) (4)	—	—
Total distributions	—		(0.08)	(0.04)		(0.07)		(0.12)	(0.03)
Net asset value, end of period	$11.55		$10.40	$10.74		$11.02		$9.77	$9.58
Total return (5)	11.06	% (6)	(2.50)%	(2.18)%		13.53%		3.28%	(3.88	)% (6)
Net assets, at end of period (000’s)	$61,110		$75,871	$92,978		$110,151		$137,869	$289,029
Ratio of gross expenses to average net assets (7,8)	1.47	% (8)	1.41%	1.39%		1.37%		1.28%	1.44	% (8)
Ratio of expenses to average net assets (7)	1.45	% (8)	1.41%	1.39%		1.37%		1.28%	1.44	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	0.01	% (3,8)	0.13%	0.38%		0.39%		0.81%	(0.17	)% (3,8)
Portfolio Turnover Rate	60	% (6)	293%	226%		48%		384%	579	% (6)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	January 31, 2021		July 31,		July 31,		July 31,		July 31,	July 31,
	(Unaudited)		2020		2019		2018		2017	2016 (1)
Net asset value, beginning of period	$10.37		$10.70		$10.98		$9.73		$9.53	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.03	) (3)	(0.00	) (4)	(0.00	) (4)	0.04	0.05
Net realized and unrealized gain (loss) on investments	1.14		(0.27)		(0.28)		1.27		0.23	(0.49)
Total from investment operations	1.12		(0.30)		(0.28)		1.27		0.27	(0.44)
Less distributions from:
Net investment income	—		(0.02)		—		(0.02)		(0.07)	(0.03)
Return of capital	—		(0.01)		—		(0.00	) (4)	—	—
Total distributions	—		(0.03)		—		(0.02)		(0.07)	(0.03)
Net asset value, end of period	$11.49		$10.37		$10.70		$10.98		$9.73	$9.53
Total return (5)	10.80	% (6)	(2.81)%		(2.55)%		13.03%		2.85%	(4.38	)% (6)
Net assets, at end of period (000’s)	$17,142		$16,931		$22,998		$27,131		$33,952	$85,499
Ratio of gross expenses to average net assets (7,8)	1.87	% (8)	1.81%		1.79%		1.77%		1.68%	1.66	% (8)
Ratio of expenses to average net assets (7)	1.85	% (8)	1.81%		1.79%		1.77%		1.68%	1.66	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	(0.39	)% (8)	(0.26	)% (3)	(0.01)%		(0.03)%		0.45%	0.56	% (8)
Portfolio Turnover Rate	60	% (6)	293%		226%		48%		384%	579	% (6)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2021

1.	ORGANIZATION

The Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund (each a “Fund” and together the “Funds”), are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds commenced operations on September 9, 2015. The investment objective of the Hanlon Managed Income Fund is to provide current income, capital preservation and positive risk-adjusted returns. As of September 9, 2018, the Fund is a diversified fund and must comply with the diversification requirements of Section 5(b)(1) of the 1940 Act. Prior to September 9, 2018, the Fund was non-diversified. The investment objective of the Hanlon Tactical Dividend and Momentum Fund is to provide capital appreciation and current income, and the Fund is diversified.

The Funds each offer Class A, Class C, Class I and Class R shares. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class I and Class R shares of each Fund are offered at net asset value. Investments of more than $1 million in Class A shares of each Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase. Class C shares of each Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities, including U.S. government obligation (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market- quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Each Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee’s application of the fair valuation methodologies employed.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process –The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of each Fund’s investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021 for the Funds’ assets and liabilities measured at fair value:

Hanlon Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$86,978,938	$—	$—	$86,978,938
Short-Term Investments	7,293,912	—	—	7,293,912
Total	$94,272,850	$—	$—	$94,272,850

Hanlon Tactical Dividend and Momentum Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$86,130,267	$—	$—	$86,130,267
Short-Term Investments	2,002,037	—	—	2,002,037
Total	$88,132,304	$—	$—	$88,132,304

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly for the Hanlon Managed Income Fund and annually for the Hanlon Tactical Dividend and Momentum Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended 2018-2020, or expected to be taken in the Funds’ July 31, 2021 tax return. Each Fund identifies its major tax jurisdictions as U.S. Federal and Ohio (Nebraska in years prior to 2019), and foreign jurisdictions where a Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

Each Fund’s investments expose the Fund to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information (“SAI”) include a full listing of risks associated with each Fund’s investments. These risks include but are not limited to cash positions risk, cybersecurity risk, emerging markets risk, equity risk, fixed income securities risk, focus risk, foreign (non-U.S.) investment risk, healthcare sector risk, hedging transactions risk, high-yield risk, investment companies and ETFs risk, issuer-specific risk, leveraging risk, LIBOR risk, large capitalization risk, management risk, market events risk, market risk, portfolio turnover risk, real estate securities risk, REIT risk, rules-based strategy risk, sector risk, securities lending risk, short sales risk, technology securities risk and volatility risk.

Equity Risk – Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

●	Dividend-Yielding Companies Risk (Hanlon Tactical Dividend and Momentum Fund). A company that has historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the company’s stock and lower performance of the Fund.

●	Momentum Investing Risk (Hanlon Tactical Dividend and Momentum Fund). An investment in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may experience greater price volatility than other equity securities, which may negatively impact the investment performance of the Fund.

Fixed Income Securities Risk – The Hanlon Managed Income Fund is subject to fixed income securities risk. Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests directly or indirectly in fixed income securities, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Cash Positions Risk – A Fund may hold a significant position in cash, cash equivalent securities or U.S. treasury investments. When a Fund’s investment in cash, cash equivalent securities or U.S. treasury investments increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

High-Yield Risk – The Hanlon Managed Income Fund is subject to high yield risk. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than or below investment grade for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the value of these securities and market for these securities and reduce market liquidity (liquidity risk).

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expense based upon its pro rata share of the other investment company’s or ETF’s operating expense, including management fees in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. A Fund also will incur brokerage costs when it purchases and sells closed end funds and ETFs.

●	Inverse, Leveraged and Inverse-Leveraged ETFs Risk (Hanlon Managed Income Fund). Inverse ETFs generally use derivatives that are designed to produce returns that move in the opposite direction of the indexes they track, meaning that that when the value of the index rises, the inverse ETF suffers a loss. Leveraged ETFs attempt to provide a multiple of the performance of an index. An ETF that utilizes leverage may be more volatile than an ETF that does not because leverage tends to exaggerate any effect on the value of the portfolio securities. Inverse-leveraged ETFs seek returns that correspond to a multiple of the inverse of the performance of an index. Because inverse, leveraged or inverse-leveraged ETFs typically seek to obtain their objective on a daily basis, holding such ETFs for longer than a day will produce the result of the ETF’s return for each day compounded over the period, which usually will differ from the actual multiple (or inverse) of the return of the ETF’s index for the period, particularly when the index experiences large ups and downs. During periods of market volatility, inverse ETFs may not perform as expected.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund. In certain market conditions, the portfolio of a Fund’s securities on loan may be significant and may magnify the risk of such a loss or delay. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portion of the fund’s securities on loan may be significant and may magnify the risk of such a loss of delay.

Volatility Risk – A Fund or an underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause a Fund’s or an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Market Risk – Overall market risk may affect the value of individual instruments in which the Funds invest. The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Funds’ investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended January 31, 2021 amounted to $181,837,841 and $194,399,987, respectively, for the Hanlon Managed Income Fund and $50,777,303 and $49,292,481, respectively, for the Hanlon Tactical Dividend and Momentum Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Hanlon Investment Management, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Funds’ average daily net assets. For the six months ended January 31, 2020 the Advisor earned advisory fees of $471,935 and $467,350 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds (the “Waiver Agreement”), until at least November 28, 2021, to ensure that total annual operating expenses of each Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which a Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.70%, 2.45%, 1.45% and 1.85% of each Fund’s average daily net assets for Class A, Class C, Class I and Class R shares, respectively. This Waiver Agreement may be terminated with respect to a Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. No recoupment will be paid to the Advisor in any fiscal quarter unless the Board has determined in advance that such recoupment is in the best interest of a Fund and its shareholders. For the six months ended January 31, 2021 the total amount of advisory fees waived was $23,807 for the Hanlon Managed Income Fund and $10,254 for the Hanlon Tactical Dividend and Momentum Fund.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Class R shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares, 1.00% of the average daily net assets for Class C shares and 0.40% of the average daily net assets for Class R shares for such distribution and shareholder service activities. For the six months ended January 31, 2021, the Hanlon Managed Income Fund incurred distribution fees of $8,070, $5,960 and $15,262 for Class A, Class C and Class R shares, respectively. For the six months ended January 31, 2021 the Hanlon Tactical Dividend and Momentum Fund incurred distribution fees of $10,185, $5,695 and $34,292 for Class A, Class C and Class R shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended January 31, 2021, the Distributor received $0 and $13 in underwriting commissions for sales of Class A and Class C shares, respectively, of the Hanlon Managed Income Fund, of which $0 and $0 was retained by the principal underwriter for Class A and Class C shares, respectively. During the six months ended January 31, 2021, the Distributor received $0 and $7 in underwriting commissions for sales of Class A and Class C shares, respectively, of the Hanlon Tactical Dividend and Momentum Fund, of which $0 and $0 for Class A and Class C shares, respectively, was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Hanlon Managed Income Fund	$91,631,902	$3,313,501	$(672,553)	$2,640,948
Hanlon Tactical Dividend and Momentum Fund	$74,913,559	$13,405,749	$(187,004)	$13,218,745

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended July 31, 2020 and July 31, 2019 was as follows:

For the period ended July 31, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Hanlon Managed Income Fund	$2,299,730	$—	$341,787	$—	$2,641,517
Hanlon Tactical Dividend and Momentum Fund	652,658	—	69,309	—	721,967

For the period ended July 31, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Hanlon Managed Income Fund	$5,527,694	$—	$131,083	$5,658,777
Hanlon Tactical Dividend and Momentum Fund	332,906	—	15,897	$348,803

As of July 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hanlon Managed Income Fund	$—	$—	$—	$(4,392,101)	$(27,085,481)	$—	$2,661,492	$(28,816,090)
Hanlon Tactical Dividend and Momentum Fund	—	—	—	(5,999,627)	(3,369,166)	—	4,790,358	(4,578,435)

The difference between book basis and tax basis unrealized appreciation/(depreciation), accumulated net investment loss and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Hanlon Tactical Dividend and Momentum Fund incurred and elected to defer such late year losses of $621,446.

Late Year
Portfolio	Losses
Hanlon Managed Income Fund	$—
Hanlon Tactical Dividend and Momentum Fund	621,446

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Hanlon Managed Income Fund	$4,392,101
Hanlon Tactical Dividend and Momentum Fund	5,378,181

At July 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	Expiration	CLCF Utilized
Hanlon Managed Income Fund	$17,219,655	$9,865,826	$27,085,481	$—	$—
Hanlon Tactical Dividend and Momentum Fund	3,369,166	—	3,369,166	—	801,482

Permanent book and tax differences, primarily attributable to tax return updates of return of capital distributions from underlying investment companies resulted in reclassifications for the fiscal year ended July 31, 2020 as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Hanlon Managed Income Fund	$(184,267)	$184,267
Hanlon Tactical Dividend and Momentum Fund	—	—

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of a Fund, under Section 2(a)9 of the 1940 Act. As of January 31, 2021, Pershing LLC held 78.35% and 66.17% of the voting securities of the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively, for the benefit of others.

9.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Funds’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Funds. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At January 31, 2021, each Fund had loaned securities and received collateral for the loan. The Hanlon Managed Income Fund received cash collateral which was invested in the Dreyfus Government Cash Management as shown in the Schedules of Investments. The Funds receive compensation relating to the lending of the Funds’ securities.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

The market values of loaned securities and collateral and percentage of total investment income the Funds received from the investment of cash collateral retained by the lending agent, BNY Mellon, were as follows:

	Market Value of	Market Value of	Percentage of Total
Fund	Loaned Securities	Collateral	Investment Income
Hanlon Managed Income Fund	$15,793,532	$26,533,889	3.07%
Hanlon Tactical Dividend and Momentum Fund	$12,881,449	$13,429,697	2.52%

		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Hanlon Managed Income Fund
Description of Liability
Securities lending collateral	$7,293,912	$—	$7,293,912	(1)	$—

Hanlon Tactical Dividend and Momentum Fund
Description of Liability
Securities lending collateral	$1,148,467	$—	$1,148,467	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table sets forth the remaining contractual maturity of the collateral held as of January 31, 2021:

	Remaining Contractual Maturity of the Collateral Held as of January 31, 2021
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Hanlon Managed Income Fund
Dreyfus Government Cash Management	$7,293,912	$—	$—	$—	$7,293,912
U.S. Government	—	50,667	619,609	18,569,701	19,239,977
Total securities lending	$7,293,912	$50,667	$619,609	$18,569,701	$26,533,889

	Remaining Contractual Maturity of the Collateral Held as of January 31, 2021
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Hanlon Tactical Dividend and Momentum Fund
Dreyfus Government Cash Management	$1,148,467	$—	$—	$—	$1,148,467
U.S. Government	—	250,993	1,302,509	10,727,728	12,281,230
Total securities lending	$1,148,467	$250,993	$1,302,509	$10,727,728	$13,429,697

The fair value of the securities loaned for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund totaled $15,793,532 and $12,881,449 at January 31, 2021, respectively. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $7,293,912 and $1,148,467 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund at January 31, 2021, respectively. These amounts are offset by a liability recorded as “Securities lending collateral.” At January 31, 2021, the Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund had received non-cash collateral of $19,239,977 and $12,281,230, respectively.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Hanlon Funds
EXPENSE EXAMPLE (Unaudited)
January 31, 2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and deferred sales charges on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	8/1/20	1/31/21	Period *	1/31/21	Period *

Hanlon Managed
Income Fund – Class A	1.70%	$1,000.00	$1,028.20	$ 8.69	$1,016.64	$ 8.64
Hanlon Managed
Income Fund – Class C	2.45%	$1,000.00	$1,024.30	$ 12.50	$1,012.85	$ 12.43
Hanlon Managed
Income Fund – Class I	1.45%	$1,000.00	$1,029.50	$ 7.42	$1,017.90	$ 7.38
Hanlon Managed
Income Fund – Class R	1.85%	$1,000.00	$1,027.80	$ 9.46	$1,015.88	$ 9.40
Hanlon Tactical Dividend and
Momentum Fund – Class A	1.70%	$1,000.00	$1,109.10	$ 9.04	$1,016.64	$ 8.64
Hanlon Tactical Dividend and
Momentum Fund – Class C	2.45%	$1,000.00	$1,105.20	$ 13.00	$1,012.85	$ 12.43
Hanlon Tactical Dividend and
Momentum Fund – Class I	1.45%	$1,000.00	$1,110.60	$ 7.71	$1,017.90	$ 7.38
Hanlon Tactical Dividend and
Momentum Fund – Class R	1.85%	$1,000.00	$1,108.00	$ 9.83	$1,015.88	$ 9.40

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-828-3212 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on reports and Form N-PORT is available without charge, upon request, by calling 1-844-828-3212.

INVESTMENT ADVISOR
Hanlon Investment Management, Inc.
3393 Bargaintown Road
Egg Harbor Township, NJ 08234

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 48022

HANLON-SAR21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/9/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/9/21

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 4/9/21